European Union's Emissions Trading System	6 Months Ended
Jun. 30, 2026
European Unions Emissions Trading System
European Union's Emissions Trading System

15. European Union’s Emissions Trading System

As of December 31, 2025, the Company’s European Union Allowances (“EUAs”) obligation amounted to $28,477, to be surrendered by September 30, 2026, and were included in accrued liabilities in the accompanying consolidated balances sheets. As of December 31, 2025, the amount of $17,385 due to be collected from charterers is included in trade accounts receivable, net, in the accompanying consolidated balance sheets. As of June 30, 2026, the Company has recognized EUAs obligation amounting to $51,371. The amount of $28,645 to be surrendered by September 30, 2026, is included in accrued liabilities in the accompanying consolidated balances sheets and the amount of $22,726 to be surrendered by September 30, 2027, is included in accrued liabilities, net of current portion, in the accompanying consolidated balances sheets. As of June 30, 2026, the amount of $31,889 due to be collected from charterers is included in trade accounts receivable, net, in the accompanying consolidated balance sheets.

During the year ended December 31, 2025, the Company purchased units with value $5,444 to be used for settlement of its own outstanding EUAs obligation and received by charterers units with value of $7,174. Following the settlement of the Company’s obligation due on September 30, 2025, the balancing amount of $4,049 is included in advances and other, in the accompanying consolidated balance sheets as of December 31, 2025. During the first half of 2026, the Company purchased units with value $1,542 to be used for settlement of its own outstanding EUAs obligation and received by charterers units with value of $1,993. As of June 30, 2026, the balancing amount of $7,584 is included in advances and other, in the accompanying consolidated balance sheets.

The Company’s EUAs obligations recognized under voyage expenses in the Company’s consolidated statements of comprehensive income, amounted to $13,477 for the second quarter of 2026 compared to $7,468, for the prior year second quarter, and $22,840 for the first half of 2026 compared to $13,025 for the prior year first half.

The value of EUAs provided by charterers recognized under voyage revenues in the Company’s consolidated statements of comprehensive income, amounted to $10,664 for the second quarter of 2026 compared to $5,097, for the prior year second quarter, and $18,629 for the first half of 2026 compared to $8,883 for the prior year first half.

EUAs obligations not reimbursable from charterers are revalued using market prices from an EUA index. During the second quarter of 2026, the Company recorded $664 (loss) for remeasurement of EUAs obligations, compared to $715 (loss), for the prior year second quarter, and the amount of $576 (loss) for the first half of 2026, compared to $694 (loss) for the prior year first half.